Trading securities and financial assets measured at FVIS (Tables)	12 Months Ended
Sep. 30, 2020
Trading securities and financial assets measured at FVIS
Schedule of trading securities and financial assets measured at FVIS

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Trading securities	17,776	22,210	18,777	15,519	20,719
Reverse repurchase agreements	20,401	6,833	1,379	20,401	6,731
Other financial assets measured at FVIS	2,490	2,738	2,976	2,110	2,115
Total trading securities and financial assets measured at FVIS	40,667	31,781	23,132	38,030	29,565

Trading securities include the following:

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Government and semi-government securities	14,667	16,625	13,328	12,542	15,585
Other debt securities	3,044	5,497	5,354	2,913	5,046
Equity securities	4	6	8	3	6
Other	61	82	87	61	82
Total trading securities	17,776	22,210	18,777	15,519	20,719

Other financial assets measured at FVIS include:

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Other debt securities	2,045	2,394	2,715	1,703	2,057
Equity securities	445	344	261	407	58
Total other financial assets measured at FVIS	2,490	2,738	2,976	2,110	2,115